Income and Expenses from Fees and Commissions (Tables)	12 Months Ended
Dec. 31, 2018
Income and Expenses from Fees and Commissions
Schedule of income and expenses for fees and commissions

	2016	2017	2018
	MCh$	MCh$	MCh$
Income from fees and commissions
Card services	144,007	155,572	167,201
Investments in mutual funds and other	79,853	86,103	91,173
Collections and payments	49,362	50,343	52,717
Portfolio management	39,838	43,915	46,730
Insurance brokerage	28,036	30,163	32,886
Guarantees and letter of credit	23,183	24,485	25,021
Trading and securities management	13,666	18,741	24,632
Use of distribution channel	18,996	18,204	20,974
Financial advisory services	4,152	5,536	5,046
Lines of credit and overdrafts	5,795	5,000	4,837
Other fees earned	34,155	33,640	33,897
Total income from fees and commissions	441,043	471,702	505,114

Expenses from fees and commissions
Credit card transactions	(98,115)	(96,872)	(113,403)
Fees for interbank transactions	(10,361)	(13,189)	(16,554)
Fees for securities transactions	(3,969)	(6,802)	(7,544)
Fees for collections and payments	(6,427)	(6,206)	(6,546)
Sales force fees	(408)	(213)	(258)
Other fees	(492)	(746)	(854)
Total expenses from fees and commissions	(119,772)	(124,028)	(145,159)